THE WACHOVIA FUNDS

Class A Shares

CLASS B SHARES
--------------------------------------------------------------------------------
Supplement to the Combined Prospectus dated January 31, 2000



I.  NEW SHARE CLASSES

A. Effective December 9, 2000, Class B Shares will be offered for the following funds:

THE WACHOVIA FUNDS

Wachovia Growth & Income Fund
Wachovia Equity Index Fund
Wachovia Emerging Markets Fund
Wachovia Personal Equity Fund

Wachovia Intermediate Fixed Income Fund
Wachovia Short-Term Fixed Income Fund

and Class C Shares will be offered for the following funds:

THE WACHOVIA FUNDS

Wachovia Equity Fund Wachovia Quantitative Equity Fund Wachovia Special Values Fund Wachovia Balanced Fund Wachovia Fixed Income Fund Wachovia Growth & Income Fund Wachovia Equity Index Fund Wachovia Emerging Markets Fund Wachovia Personal Equity Fund Wachovia Intermediate Fixed Income Fund Wachovia Short-Term Fixed Income Fund.

Accordingly, the following fee tables reflect the addition of these share classes to the above funds:

WHAT ARE THE FUNDS' FEES AND EXPENSES?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds' CLASS B SHARES.



                                                      GROWTH &   EQUITY     EMERGING
SHAREHOLDER FEES                                      INCOME     INDEX      MARKETS
FEES PAID DIRECTLY FROM YOUR INVESTMENT               FUND       FUND       FUND
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases      None       None       None
( as a percentage of offering price)
---------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage 5.00%      5.00%      5.00%
original
purchase price or redemption proceeds, as applicable)
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested DiviNones      None       None
(and other Distributions) (as a percentage of offering price
---------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, ifNone       None       None
applicable)
---------------------------------------------------------------------------------------
---------------------------------------------------
Exchange Fee                                          None       None       None
---------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                        0.70%      0.30%      1.00%
---------------------------------------------------------------------------------------
Distribution (12b-1) Fee                              0.75%      0.75%      0.75%
---------------------------------------------------------------------------------------
Shareholder Services Fee                              0.25%      0.25%      0.25%
---------------------------------------------------------------------------------------
Other Expenses                                        0.14%      0.14%      0.35%
---------------------------------------------------------------------------------------
Total Annual Class B Shares Operating Expenses (Be ore1.84%      1.44%      2.35%
Waiver) 1
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (After Waiver)   1.84%      1.44%      2.35%
---------------------------------------------------------------------------------------


                                                                    INTERMEDIATE

                                                      PERSONAL   FIXED      SHORT-TERM
SHAREHOLDER FEES                                      EQUITY     INCOME     FIXED INCOME
FEES PAID DIRECTLY FROM YOUR INVESTMENT               FUND       FUND       FUND
---------------------------------------------------------------  ---------- -----------
Maximum Sales Charge (Load) Imposed on Purchases      None       None       None
( as a percentage of offering price)
---------------------------------------------------------------  ----------------------
Maximum Deferred Sales Charge (Load) (as a percentage 5.00%      5.00%      5.00%
original purchase price or redemption proceeds, as
applicable)
---------------------------------------------------------------  ----------------------
Maximum Sales Charge (Load) Imposed on Reinvested DiviNones      None       None
(and other Distributions) (as a percentage of offering price
---------------------------------------------------------------  ----------------------
Redemption Fee (as a percentage of amount redeemed, ifNone       None       None
applicable)
---------------------------------------------------------------  ----------------------
---------------------------------------------------
Exchange Fee                                          None       None       None
---------------------------------------------------------------  ----------------------


ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                        0.70%      0.60%      0.55%
---------------------------------------------------------------  ----------------------
Distribution (12b-1) Fee                              0.75%      0.75%      0.75%
---------------------------------------------------------------  ----------------------
Shareholder Services Fee                              0.25%      0.25%      0.25%
---------------------------------------------------------------  ----------------------
Other Expenses                                        0.21%      0.18%      0.22%
---------------------------------------------------------------  ----------------------
Total Annual Class B Shares Operating Expenses  (Befor1.91%      1.78%      1.77%
Waiver) 1
---------------------------------------------------------------  ----------------------
Waiver of Fund Expenses                               0.01%      0.04%      0.14%
---------------------------------------------------------------  ----------------------
Total Annual Fund Operating Expenses (After Waiver)   1.90%      1.74%      1.63%
---------------------------------------------------------------  ----------------------



(1) Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.



EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GROWTH & INCOME FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $687      $879       $1,196       $1,962
-------------------------------------------------------------------------------
Expenses assuming no redemption    $187      $579       $996         $1,962
-------------------------------------------------------------------------------
---------------------------------
EQUITY INDEX FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $647      $756       $987         $1,520
-------------------------------------------------------------------------------
Expenses assuming no redemption    $147      $456       $787         $1,520
-------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $738      $1,033     $1,455       $2,499
-------------------------------------------------------------------------------
Expenses assuming no redemption    $238      $733       $1,255       $2,499
-------------------------------------------------------------------------------
---------------------------------
PERSONAL EQUITY FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $693      $897       $1,226       $2,027
-------------------------------------------------------------------------------
Expenses assuming no redemption    $193      $597       $1,026       $2,027
-------------------------------------------------------------------------------

---------------------------------
INTERMEDIATE FIXED INCOME FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $677      $848       $1,144       $1,853
-------------------------------------------------------------------------------
---------------------------------
Expenses assuming no redemption    $177      $548       $944         $1,853
-------------------------------------------------------------------------------
---------------------------------
SHORT-TERM FIXED INCOME FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $666      $814       $1,087       $1,732
-------------------------------------------------------------------------------
---------------------------------
Expenses assuming no redemption    $166      $514       $887         $1,732
-------------------------------------------------------------------------------



WHAT ARE THE FUNDS' FEES AND EXPENSES?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds' CLASS C SHARES.



                                            QUANTITATIVE GROWTH &  EQUITY SPECIAL EMERGING
SHAREHOLDER FEES                     EQUITY    EQUITY     INCOME   INDEX   VALUES  MARKETS
FEES PAID DIRECTLY FROM YOUR          FUND      FUND       FUND    FUND    FUND   FUND
INVESTMENT

---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed   1.00%     1.00%     1.00%   1.00%   1.00%   1.00%
on
Purchases ( as a percentage of
offering price)
---------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)  1.00%     1.00%     1.00%   1.00%   1.00%   1.00%
(as a
percentage of original purchase
price or redemption
proceeds, as applicable)
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed   None      None       None    None    None   None
on
Reinvested Dividends (and other
Distributions)
(as a percentage of offering price
---------------------------------------------------------------------------------------
Redemption Fee (as a percentage of    None      None       None    None    None   None
amount
redeemed, if applicable)
---------------------------------------------------------------------------------------
--------------------------------------
Exchange Fee                          None      None       None    None    None   None
---------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                         0.70%    0.70%   0.70%   0.30%   0.80%   1.00%
---------------------------------------------------------------------------------------
Distribution (12b-1) Fee               0.75%    0.75%   0.75%   0.75%   0.75%   0.75%
---------------------------------------------------------------------------------------
Shareholder Services Fee               0.25%    0.25%   0.25%   0.25%   0.25%   0.25%
---------------------------------------------------------------------------------------
Other Expenses                         0.14%    0.16%   0.14%   0.14%   0.18%   0.35%
---------------------------------------------------------------------------------------
Total Annual Class C Shares            1.84%    1.86%   1.84%   1.44%   1.98%   2.35%
Operating
Expenses  (Before Waiver) 1
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses   1.84%    1.86%   1.84%   1.44%   1.98%   2.35%
(After Waiver)
---------------------------------------------------------------------------------------


                                                           INTERMEDIATE

                                 PERSONAL           FIXED    FIXED      SHORT-TERM
SHAREHOLDER FEES                 EQUITY   BALANCED INCOME    INCOME    FIXED INCOME
FEES PAID DIRECTLY FROM YOUR      FUND      FUND    FUND      FUND         FUND
INVESTMENT

---------------------------------------------------------------------- -------------
Maximum Sales Charge (Load)       1.00%    1.00%    1.00%    1.00%        1.00%
Imposed on
purchases ( as a percentage of
offering price)
------------------------------------------------------------------------------------
Maximum Deferred Sales Charge     1.00%    1.00%    1.00%    1.00%        1.00%
(Load)
(as a percentage of original
purchase price
or redemption proceeds, as
applicable)
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)       None      None    None      None         None
Imposed
on Reinvested Dividends (and
other
Distributions) (as a percentage
of offering price
------------------------------------------------------------------------------------
Redemption Fee (as a percentage   None      None    None      None         None
of amount
redeemed, if applicable)
------------------------------------------------------------------------------------
----------------------------------
Exchange Fee                      None      None    None      None         None
------------------------------------------------------------------------------------










ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                    0.70%    0.70%    0.60%    0.60%        0.55%
------------------------------------------------------------------------------------
Distribution (12b-1) Fee          0.75%    0.75%    0.75%    0.75%        0.75%
------------------------------------------------------------------------------------
Shareholder Services Fee          0.25%    0.25%    0.25%    0.25%        0.25%
------------------------------------------------------------------------------------
Other Expenses                    0.21%    0.14%    0.15%    0.18%        0.22%
------------------------------------------------------------------------------------
Total Annual Class C Shares       1.91%    1.84%    1.75%    1.78%        1.77%
Operating
Expenses  (Before Waiver) 1
------------------------------------------------------------------------------------
Waiver of Fund Expenses           0.01%    0.08%    0.03%    0.04%        0.14%
------------------------------------------------------------------------------------
Total Annual Fund Operating       1.90%    1.76%    1.72%    1.74%        1.63%
Expenses
 (After Waiver)
------------------------------------------------------------------------------------



(1) Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.



Example

The following Example is intended to help you compare the cost of investing in each Fund's Class C Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------------------------

EQUITY FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $385      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
Expenses assuming no               $285      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
----------------------------
QUANTITATIVE EQUITY FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $387      $679      $1,096     $2,258
redemption
---------------------------------------------------------------------------
Expenses assuming no               $287      $679      $1,096     $2,258
redemption
---------------------------------------------------------------------------
----------------------------
GROWTH & INCOME FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $385      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
Expenses assuming no               $285      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
----------------------------
EQUITY INDEX FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $345      $551       $879      $1,807
redemption
---------------------------------------------------------------------------
Expenses assuming no               $245      $551       $879      $1,807
redemption
---------------------------------------------------------------------------

----------------------------
SPECIAL VALUES FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $399      $715      $1,157     $2,383
redemption
---------------------------------------------------------------------------
Expenses assuming no               $299      $715      $1,157     $2,383
redemption
---------------------------------------------------------------------------
----------------------------
EMERGING MARKETS FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $436      $826      $1,343     $2,759
redemption
---------------------------------------------------------------------------
Expenses assuming no               $336      $826      $1,343     $2,759
redemption
---------------------------------------------------------------------------
----------------------------
PERSONAL EQUITY FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $391      $691      $1,116     $2,300
redemption
---------------------------------------------------------------------------
Expenses assuming no               $291      $691      $1,116     $2,300
redemption
---------------------------------------------------------------------------
----------------------------
BALANCED FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $377      $649      $1,045     $2,152
redemption
---------------------------------------------------------------------------
Expenses assuming no               $277      $649      $1,045     $2,152
redemption
---------------------------------------------------------------------------
----------------------------
FIXED INCOME FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $373      $636      $1,024     $2,110
redemption
---------------------------------------------------------------------------
----------------------------
Expenses assuming no               $273      $636      $1,024     $2,110
redemption
---------------------------------------------------------------------------
----------------------------
INTERMEDIATE FIXED INCOME
FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $375      $643      $1,034     $2,131
redemption
---------------------------------------------------------------------------
----------------------------
Expenses assuming no               $275      $643      $1,034     $2,131
redemption
---------------------------------------------------------------------------
----------------------------
SHORT-TERM FIXED INCOME
FUND

---------------------------------------------------------------------------
----------------------------
Expenses assuming                  $364      $609       $978      $2,013
redemption
---------------------------------------------------------------------------
----------------------------
Expenses assuming no               $264      $609       $978      $2,013
redemption
---------------------------------------------------------------------------


B. Because of the addition of Class C Shares, please add the following sub-sections to the section entitled, "What Do Shares Cost?":

"SALES CHARGE WHEN YOU PURCHASE AND REDEEM-CLASS C SHARES
Class C Shares are sold at their NAV next determined after an order is received, plus a front-end sales charge of 1.00%. If you redeem Class C Shares within one year of the purchase date, you will be charged a 1.00% contingent deferred sales charge.

C. Also, please replace the section entitled "How are the Funds Sold?" with the following:

"HOW ARE THE FUNDS SOLD?

Each Fund (except the Municipal Funds) offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Municipal Funds offer two classes of shares: Class A Shares and Class Y Shares.

This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund, Fixed Income Fund, Growth & Income Fund, Equity Index Fund, Emerging Markets Fund, Personal Equity Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees."

II.  PORTFOLIO MANAGER CHANGES

On page 27 of the Prospectus, please delete the biography of Paige C. Henderson (Emerging Markets Fund) and replace it with the following biography of Jasbeena:



"Jasbeena is a vice president with Wachovia Asset Management, serving as co-manager of the Wachovia Emerging Markets Fund with specific responsibility for Asia equities since July 2000. Prior to joining Wachovia Asset Management in July 2000, Ms. Jasbeena was a research analyst for RT Investment Counsel Inc., beginning in 1994. Ms. Jasbeena received a bachelor's degree in Economics from York University. She has over seven years of investment experience and is a
member of the Association of Investment Management and Research."      In
addition, please delete the following biographies:

1. Jerry D. Burton (Quantitative Equity Fund)
2. J. Wesley Jordan (Emerging Markets Fund)
3. George E. McCall (Quantitative Equity Fund)
4. Michael O. Mercer (Equity Fund, Balanced Fund, Growth & Income Fund, and Personal Equity Fund)

Finally, the following individuals now manage the Quantitative Equity Fund:

1. Daniel S. Earthman
2. John F. Hageman
3. Russell L. Kimbro, Jr.
4. F. Stanley King
5. Matthew J. McGuinness

Their biographies can be found on page 27 of the Prospectus.

                                                                December 9, 2000


Cusips 929901734  929901676
      929901742   929901767
      929901809   929901601
      929901882   929901627
      929901841   929901650
      929901635   929901866
      929901692   929901783
      929901718   929901791

25894 (12/00)